Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Schedule of Restricted Common Stock Under Private Placement

Subsequent to September 30, 2020, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
10/19/20	650,000	$25,000
11/03/20	228,572	$8,000
11/13/20	2,512,563	$100,000
12/14/20	232,560	$20,000
12/31/20	700,000	$50,000